Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Central Payment Co., LLC	Dec. 31, 2013 ProPay	Dec. 31, 2012 ProPay	Dec. 31, 2013 NetSpend Holdings Inc	Jul. 01, 2013 NetSpend Holdings Inc	Dec. 31, 2013 North America Services	Dec. 31, 2012 North America Services	Dec. 31, 2011 North America Services	Dec. 31, 2013 International Services	Dec. 31, 2012 International Services	Dec. 31, 2013 Merchant Services	Dec. 31, 2012 Merchant Services	Dec. 31, 2011 Merchant Services	Dec. 31, 2012 Merchant Services Central Payment Co., LLC	Dec. 31, 2013 Merchant Services ProPay	Dec. 31, 2012 Merchant Services ProPay	Dec. 31, 2013 NetSpend	Dec. 31, 2013 NetSpend NetSpend Holdings Inc
Goodwill [Line Items]
Beginning Balance	$ 518,344	$ 355,498		$ 93,500			$ 1,024,434	$ 70,796	$ 70,796	$ 70,796	$ 33,944	$ 33,188	$ 413,748	$ 413,604	$ 251,514				$ 1,024,434
Purchase price allocation						1,024,434														1,024,434
Purchase price allocation			68,570	144	93,520											68,570	144	93,520
Currency translation adjustments	257	756									257	756
Ending Balance	$ 1,543,179	$ 518,344			$ 93,500	$ 1,000,000	$ 1,024,434	$ 70,796	$ 70,796	$ 70,796	$ 34,201	$ 33,944	$ 413,748	$ 413,604	$ 251,514				$ 1,024,434